Appendix 2 Additional Information No. 715 of February 3, 2012 - Summary of Provisions and Write-offs Portfolio (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	$ 18,082,161	$ 11,338,828
Non-renegotiated Portfolio [Member]
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	13,582,321	7,606,450
Renegotiated Portfolio [Member]
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	4,500,824	$ 3,732,378
Recoveries [Member]
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	$ (984)